Events after the reporting period	12 Months Ended
Dec. 31, 2021
Events after the reporting period
Events after the reporting period

Note 28. Events after the reporting period

On January 1, 2022, the Law on risk tax for credit institutions was introduced. SEK's cost is estimated to Skr 109 million for 2022 and Skr 133 million for 2023.

On January 14, 2022, Maria Simonson was recruited as Head of Sustainability at SEK. Maria Simonson will take up her position on April 1, 2022.

On February 2, 2022, it was announced that Lars Linder-Aronson, SEK's current Chairman of the Board, will resign at the Annual General Meeting on March 24, 2022, after eleven years of service. The Government Offices proposes that Lennart Jacobsen be elected new Chairman of the Board.